Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 27, 2020
AST COHEN & STEERS REALTY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: AST COHEN & STEERS REALTY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to maximize total return through investment in real estate securities.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

		The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities of real estate related issuers.

The Portfolio pursues its investment objective of maximizing total return by seeking, with approximately equal emphasis, capital growth and current income. Generally, the equity securities of real estate related issuers will consist of common stocks (including shares in real estate investment trusts), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the Portfolio’s subadviser's view, a significant element of the securities' value, and preferred stocks. Real estate related issuers include companies that derive at least 50% of revenues from the ownership, construction, financing, management or sale of real estate or that have at least 50% of assets in real estate. The Portfolio will concentrate its investments (i.e., invest at least 25% of its assets under normal circumstances) in securities of companies engaged in the real estate business.

		The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer companies.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities of real estate related issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics. There is no guarantee that the investment objective of the Portfolio will be achieved.

Non-Diversification Risk. The Portfolio is a non-diversified portfolio, and therefore, it can invest in fewer individual companies than a diversified portfolio. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Portfolio may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Real Estate Risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Redemption Risk. A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

		Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is a non-diversified portfolio, and therefore, it can invest in fewer individual companies than a diversified portfolio. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Portfolio may be subject to a greater risk of loss than a fund that has a diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

		The table also demonstrates how the Portfolio's average annual returns compare to the returns of one or more secondary indexes which include the stocks of companies with similar investment objectives.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
16.70%	1st Quarter 2019	-15.92%	3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Note: Prior to November 18, 2019, the Portfolio's benchmark index was the Wilshire US REIT Total Return Index. For periods from November 18, 2019 and thereafter, the Portfolio's benchmark index is the FTSE NAREIT All Equity REITs Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Note: Prior to November 18, 2019, the Portfolio's benchmark index was the Wilshire US REIT Total Return Index. For periods from November 18, 2019 and thereafter, the Portfolio's benchmark index is the FTSE NAREIT All Equity REITs Index.
AST COHEN & STEERS REALTY PORTFOLIO | AST COHEN & STEERS REALTY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.83%	[1]
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
- Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	$ 1,340
2010	rr_AnnualReturn2010	28.69%
2011	rr_AnnualReturn2011	6.59%
2012	rr_AnnualReturn2012	15.35%
2013	rr_AnnualReturn2013	3.13%
2014	rr_AnnualReturn2014	30.91%
2015	rr_AnnualReturn2015	4.84%
2016	rr_AnnualReturn2016	4.81%
2017	rr_AnnualReturn2017	6.24%
2018	rr_AnnualReturn2018	(4.75%)
2019	rr_AnnualReturn2019	31.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.92%)
1 Year	rr_AverageAnnualReturnYear01	31.22%
5 Years	rr_AverageAnnualReturnYear05	7.85%
10 Years	rr_AverageAnnualReturnYear10	12.04%
AST COHEN & STEERS REALTY PORTFOLIO | Wilshire US REIT Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.76%
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	11.94%
AST COHEN & STEERS REALTY PORTFOLIO | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.66%
5 Years	rr_AverageAnnualReturnYear05	8.43%
10 Years	rr_AverageAnnualReturnYear10	12.59%

[1]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.